As filed with the U.S. Securities and Exchange Commission on August 24, 2018

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 58	☒

(Check appropriate box or boxes)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor,

New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

COPY TO:

Robert I. Frenkel Legg Mason ETF Investment Trust 100 First Stamford Place Stamford, Connecticut 06902	Benjamin J. Haskin, Esq. Willkie Farr & Gallagher LLP 1875 K Street N.W. Washington, D.C. 20006
(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 23, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

Part A – Prospectus and Part B – Statement of Additional Information of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF are incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 12, 2017 (Accession No. 0001193125-17-168323). Part C of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on July 25, 2017 (Accession No. 0001193125-17-234553).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 24th day of August, 2018.

LEGG MASON ETF INVESTMENT TRUST, on behalf of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on August 24, 2018.

Signature	Title

/s/ Jane Trust Jane Trust	President, Chief Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

Paul R. Ades* Paul R. Ades	Trustee

Andrew L. Breech* Andrew L. Breech	Trustee

Dwight B. Crane* Dwight B. Crane	Trustee

Althea L. Duersten* Althea L. Duersten	Trustee

Frank G. Hubbard* Frank G. Hubbard	Trustee

Howard J. Johnson* Howard J. Johnson	Trustee

Jerome H. Miller* Jerome H. Miller	Trustee

Ken Miller* Ken Miller	Trustee

John J. Murphy* John J. Murphy		Trustee

Thomas F. Schlafly* Thomas F. Schlafly		Trustee

*By:	/s/ Jane Trust
Jane Trust, as Agent